Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Mar. 23, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Jul. 25, 2016	May 31, 2016	May 31, 2015	May 31, 2014
C000082954
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 9,865	$ 9,536	$ 9,617	$ 10,166	$ 10,000
C000028637
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,915	11,547	11,675	12,371		$ 11,620	$ 11,504	$ 10,963	$ 10,822		$ 10,685	$ 10,033	$ 9,701
C000028639
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,392	11,134	11,341	12,099		11,449	11,427	10,963	10,904		10,856	10,260	10,000
C000082955
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,095	10,787	10,830	10,569		10,770	10,529	10,052	9,952	$ 10,000
C000028643
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,638	11,333	11,407	12,217		11,401	11,186	10,705	10,626		10,544	10,005	9,702
C000028645
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,137	10,926	11,080	11,959		11,243	11,121	10,714	10,715		10,712	10,240	10,000
C000028649
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,458	11,243	11,339	12,044		11,485	11,178	10,669	10,596		10,488	9,966	9,702
C000028651
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,956	10,832	11,007	11,779		11,318	11,117	10,674	10,681		10,652	10,198	10,000
C000028652
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,239	11,905	11,840	12,557		11,547	11,459	10,887	10,711		10,520	9,899	9,704
C000028654
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,701	11,455	11,491	12,268		11,379	11,384	10,891	10,796		10,672	10,119	10,000
C000028655
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,908	11,514	11,611	12,357		11,506	11,313	10,819	10,757		10,619	9,991	9,697
C000028657
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,396	11,102	11,280	12,109		11,360	11,261	10,843	10,851		10,793	10,230	10,000
C000028658
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,820	11,519	11,637	12,421		11,592	11,341	10,818	10,700		10,552	9,971	9,703
C000028660
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,313	11,097	11,295	12,160		11,424	11,279	10,834	10,796		10,717	10,203	10,000
C000082961
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,226	10,911	10,924	11,673		10,882	10,645	10,150	10,014	10,000
C000028661
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,824	11,532	11,575	12,399		11,577	11,355	10,861	10,743		10,612	10,033	9,703
C000028663
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,327	11,119	11,245	12,139		11,428	11,290	10,871	10,834		10,782	10,269	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,733	9,479	9,433	10,121	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,272	10,979	10,925	11,722		11,192	10,764	10,116	10,004	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,272	10,979	10,925	11,722		11,192	10,764	10,116	10,004	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,163	12,104	12,986		12,399	11,925	11,207	11,083		10,924	10,318	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986		$ 12,399	$ 11,925	$ 11,207	$ 11,083		$ 10,924	$ 10,318	$ 10,000